Goodwill (Table)	6 Months Ended
Jun. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Changes in Carrying Amount of Goodwill by Reportable Segment
The changes in the carrying amount of goodwill by reportable segment were as follows for the six months ended June 30, 2022.

	Stimulation services	Manufacturing	Proppant production	Other	Total
Balances at December 31, 2021	$—	$—	$—	$—	$—
Acquisition of Flotek	—	—	—	82,340	82,340
Balances at June 30, 2022	$—	$—	$—	$82,340	$82,340